Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
AT&T Mobility LLC [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 982	$ 6,760
Accumulated amortization	771	6,335
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	5,825	5,825
Accumulated amortization	5,317	4,994
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,482	2,490
Accumulated amortization	2,438	2,356
Other Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	0	351
Accumulated amortization	0	350
Other Intangible Assets Subtotal [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	9,289	15,426
Accumulated amortization	8,526	14,035
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	284	304
Accumulated amortization	169	174
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	9,573	15,730
Accumulated amortization	$ 8,695	$ 14,209